Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2024	Mar. 31, 2024
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 10,233	¥ 8,231
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,099	2,101
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,903	3,139
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,693	1,469
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 1,538	¥ 1,522

[1]	Other than above, there were ¥248 billion and ¥214 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2024 and September 30, 2024, respectively. These securities are primarily Japanese government, agency and municipal securities.